BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 2.1%
Advertising - 2.1%
Omnicom Group, Inc.	138,125	$10,362,137

Consumer Discretionary - 12.8%
Apparel, Accessories & Luxury Goods - 2.1%
Lululemon Athletica, Inc. (a)	58,928	10,049,581
		$–
Automotive Parts & Equipment - 2.1%
Aptiv PLC (a)	123,411	10,008,632

Homebuilding - 4.2%
PulteGroup, Inc.	82,238	9,857,869
Toll Brothers, Inc.	78,176	10,549,852
		20,407,721
Hotels, Resorts & Cruise Lines - 4.4%
Airbnb, Inc. - Class A (a)	84,543	10,698,071
Expedia Group, Inc.	47,295	10,404,900
		21,102,971
Total Consumer Discretionary		61,568,905

Energy - 21.7%
Integrated Oil & Gas - 4.4%
Chevron Corp.	66,878	10,547,998
Exxon Mobil Corp.	92,762	10,608,262
		21,156,260
Oil & Gas Equipment & Services - 2.3%
SLB Ltd.	303,406	10,940,820

Oil & Gas Exploration & Production - 12.8%
ConocoPhillips	110,829	9,848,265
Coterra Energy, Inc.	449,895	10,644,516
Devon Energy Corp.	300,082	9,749,664
Diamondback Energy, Inc.	73,599	10,538,641
EOG Resources, Inc.	91,072	9,639,060
Expand Energy Corp.	105,776	10,927,719
		61,347,865
Oil & Gas Refining & Marketing - 2.2%
Phillips 66	77,757	10,585,838
Total Energy		104,030,783

Financials - 6.4%
Diversified Banks - 2.1%
US Bancorp	213,971	9,988,166

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Reinsurance - 4.3%
Everest Group Ltd.	30,848	$9,702,313
RenaissanceRe Holdings Ltd.	43,529	11,060,284
		20,762,597
Total Financials		30,750,763

Health Care - 18.7%
Biotechnology - 4.9%
Incyte Corp. (a)	124,891	11,674,811
Regeneron Pharmaceuticals, Inc.	18,574	12,106,533
		23,781,344
Health Care Distributors - 2.8%
Cardinal Health, Inc.	69,583	13,274,349

Health Care Facilities - 2.4%
Tenet Healthcare Corp. (a)	54,758	11,306,979

Health Care Services - 1.8%
Cigna Group	36,398	8,896,035

Managed Health Care - 2.2%
Elevance Health, Inc.	32,778	10,397,182

Pharmaceuticals - 4.6%
Merck & Co., Inc.	132,351	11,379,539
Royalty Pharma PLC - Class A	291,560	10,945,162
		22,324,701
Total Health Care		89,980,590

Industrials - 4.7%
Air Freight & Logistics - 2.5%
United Parcel Service, Inc. - Class B	124,402	11,994,841

Industrial Machinery & Supplies & Components - 2.2%
Snap-on, Inc.	31,121	10,442,651
Total Industrials		22,437,492

Information Technology - 26.9%(b)
Application Software - 8.6%
Adobe, Inc. (a)	29,165	9,925,141
Docusign, Inc. (a)	123,567	9,037,690
Salesforce, Inc.	43,012	11,200,755
Zoom Communications, Inc. - Class A (a)	128,607	11,218,389
		41,381,975

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares		Value
Communications Equipment - 2.4%
Cisco Systems, Inc.	157,449		$11,511,096

Internet Services & Infrastructure - 2.1%
GoDaddy, Inc. - Class A (a)	74,061		9,859,741

IT Consulting & Other Services - 4.5%
Accenture PLC - Class A	44,917		11,233,742
Gartner, Inc. (a)	41,191		10,229,373
			21,463,115
Semiconductors - 2.3%
QUALCOMM, Inc.	61,683		11,158,455

Technology Distributors - 2.3%
TD SYNNEX Corp.	69,872		10,934,269

Technology Hardware, Storage & Peripherals - 4.7%
Dell Technologies, Inc. - Class C	77,844		12,611,507
NetApp, Inc.	85,399		10,058,294
			22,669,801
Total Information Technology			128,978,452

Materials - 4.2%
Gold - 2.1%
Newmont Corp.	124,898		10,112,991

Paper & Plastic Packaging Products & Materials - 2.1%
Amcor PLC	1,300,654		10,275,167
Total Materials			20,388,158

Utilities - 2.3%
Electric Utilities - 2.3%
NRG Energy, Inc.	63,360		10,889,050
TOTAL COMMON STOCKS (Cost $455,513,414)			479,386,330

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 4.03% (c)	885,413		885,413
TOTAL MONEY MARKET FUNDS (Cost $885,413)			885,413

TOTAL INVESTMENTS - 100.0% (Cost $456,398,827)			$480,271,743
Liabilities in Excess of Other Assets - (0.0)% (d)		(0.00044)	(211,114)
TOTAL NET ASSETS - 100.0%			$480,060,629
Percentages are stated as a percent of net assets.

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(d)	Represents less than (0.05)% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BUSHIDO CAPITAL US EQUITY ETF

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

Bushido Capital US Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$479,386,330	$—	$—	$479,386,330
Money Market Funds	885,413	—	—	885,413
Total Investments	$480,271,743	$—	$—	$480,271,743

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended October 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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